Shareholders' equity (Schedule of Ordinary Shares and Protected Ordinary Shares Issued and Outstanding) (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Ordinary shares and protected ordinary shares issued and outstanding	31,937,772	25,525,370
A1 protected ordinary shares
Class of Stock [Line Items]
Ordinary shares and protected ordinary shares issued and outstanding	0	8,492,054
A2 protected ordinary shares
Class of Stock [Line Items]
Ordinary shares and protected ordinary shares issued and outstanding	0	4,302,386
A3 protected ordinary shares
Class of Stock [Line Items]
Ordinary shares and protected ordinary shares issued and outstanding	0	3,350,038
A4 protected ordinary shares
Class of Stock [Line Items]
Ordinary shares and protected ordinary shares issued and outstanding	0	2,317,434
Ordinary shares
Class of Stock [Line Items]
Ordinary shares and protected ordinary shares issued and outstanding	31,937,772	7,063,458